GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2015	2014	2013

Europe	$39,110	$41,238	$35,143
Asia and Oceania	28,495	41,990	29,909
Americas (excluding the United States)	14,347	3,299	5,323
Middle East and Africa	9,809	15,352	4,820
United States	8,206	15,307	21,350

	$99,967	$117,186	$96,545

Schedule of Major Customers
	Year ended December 31,
	2015	2014	2013

Customer A	27%	27%	17%
Customer B	10%	17%	17%
Customer C	-	-	11%

	37%	44%	45%

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2015	2014
Long-lived assets:
Israel	$4,924	$5,603
United States	109	181
Other	156	173

	$5,189	$5,957